Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000206968 | Contemporary Amperex Technology Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206968 | Ping An Insurance Group Co. of China Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206968 | China Merchants Bank Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206968 | Zhongji Innolight Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206968 | Sany Heavy Industry Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206968 | Industrial Bank Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206968 | China Pacific Insurance Group Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206968 | Kweichow Moutai Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206968 | Midea Group Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206968 | Zijin Mining Group Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206968 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000206968 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000206968 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000206968 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000206968 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000206968 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000206968 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000206968 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206968 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206968 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206968 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206968 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000206968 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206969 | Contemporary Amperex Technology Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206969 | Ping An Insurance Group Co. of China Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206969 | China Merchants Bank Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206969 | Zhongji Innolight Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000206969 | Sany Heavy Industry Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206969 | Industrial Bank Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206969 | China Pacific Insurance Group Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206969 | Kweichow Moutai Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206969 | Midea Group Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206969 | Zijin Mining Group Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206969 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000206969 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000206969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000206969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000206969 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000206969 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000206969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000206969 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206969 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206969 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206969 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000206969 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%